SCHEDULE OF ADDITIONAL INFORMATION RELATED TO LEASES (Details)	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating lease, weighted average of remaining lease term	5 years 3 months 18 days	6 years 3 months 18 days
Finance leases, weighted average of remaining lease term	5 years 10 months 2 days	7 years 8 months 12 days
Operating lease, weighted average discount rate	15.00%	15.00%
Finance leases, weighted average discount rate	8.83%	11.10%